Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005559 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005559 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000005559 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005559 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005559 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005559 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005559 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005559 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005559 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000005559 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005559 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005559 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005559 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005559 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005559 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005559 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005559 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005559 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005560 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005560 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000005560 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005560 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005560 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005560 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005560 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005560 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005560 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000005560 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005560 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005560 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005560 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005560 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005560 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005560 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005560 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005560 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000193190 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000193190 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000193190 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000193190 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193190 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193190 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000193190 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193190 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193190 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193190 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000193190 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000193190 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193190 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193190 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193190 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193190 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193190 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193190 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.30%